May 6, 2010

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:       ING Variable Products Trust (on behalf of ING MidCap Opportunities Portfolio)

Dear Ladies and Gentlemen:

Attached for filing via the EDGAR system is a registration statement on Form N-14 under the Securities Act of 1933, as amended, for ING Variable Products Trust (“Registrant”).  This Form N-14 is being filed in connection with a reorganization in which ING MidCap Opportunities Portfolio, a series of the Registrant, will acquire all of the assets of ING Baron Asset Portfolio, a series of ING Partners, Inc., in exchange for shares of ING MidCap Opportunities Portfolio and the assumption by ING MidCap Opportunities Portfolio of the liabilities of ING Baron Asset Portfolio.

No fees are required in connection with this filing.  Should you have any questions please feel free to contact the undersigned at 480-477-2278 or Hoang Pham at 202-261-3496.

Very truly yours,

/s/ Chris C. Okoroegbe

Christopher C. Okoroegbe
Counsel
ING U.S. Legal Services

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